Related Party Transactions and Balances - Schedule of Relationships with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by an immediate family member of Mr. Yang Weiguang